SIGNIFICANT TRANSACTIONS - Exit from Euroset Holding B.V. Joint Venture (Details) - Jul. 07, 2017 - PJSC VimpelCom - Euroset ₽ in Millions, $ in Millions	USD ($) store	RUB (₽) store
Investments in associates and joint ventures
Proportion of ownership interest in joint venture	50.00%	50.00%
Megafon
Investments in associates and joint ventures
Proportion of ownership interest in joint venture	50.00%	50.00%
Consideration paid	$ 21	₽ 1,200
Number of retail stores rights acquired	4,000	4,000